Long-term Investments accounted for using the equity method - Financial Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Investments
Current assets	€ 1,073,671	€ 1,100,940
Non-current assets	1,183,576	1,134,221
Current liabilities	337,706	324,516
Non-current liabilities	732,357	532,960
Revenues from 01 Jan to 31 Dec	751,448	618,034	€ 500,924
Net result from 01 Jan to 31 Dec	(175,655)	215,510	€ 6,278
Autobahn Labs LLC
Investments
Current assets	4,029
Non-current assets	6
Current liabilities	672
Net result from 01 Jan to 31 Dec	(6,144)
Breakpoint Therapeutics GmbH
Investments
Current assets	7,204	18,501
Non-current assets	2	2
Current liabilities	1,068	719
Non-current liabilities	143
Net result from 01 Jan to 31 Dec	(11,789)	(8,283)
Curexsys GmbH
Investments
Current assets	3,409
Non-current assets	484
Current liabilities	302
Non-current liabilities	85
Revenues from 01 Jan to 31 Dec	15
Net result from 01 Jan to 31 Dec	(6,940)
Dark Blue Therapeutics Ltd
Investments
Current assets	14,244
Non-current assets	32
Current liabilities	1,065
Non-current liabilities	8,208
Net result from 01 Jan to 31 Dec	1,025
Topas Therapeutics GmbH
Investments
Current assets	6,795
Current liabilities	843
Net result from 01 Jan to 31 Dec	€ (9,340)
NephThera GmbH
Investments
Current assets		8,013
Non-current assets		10
Current liabilities		525
Net result from 01 Jan to 31 Dec		€ (5,769)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”